Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 28, 2025	Nov. 13, 2024	Nov. 07, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement [Line Items]
Maximum up to common stock shares (in Shares)			16,667
Seller purchased shares from third parties (in Shares)			3,333
Prepayment amount			$ 1,100
Initial price per recycled shares (in Dollars per share)			$ 340.8
Initial reset price per share (in Dollars per share)						$ 300	$ 300
Base reset price per share (in Dollars per share)						$ 300	$ 300
Number of trading days used for calculating VWAP price of shares						3 days	3 days
Volume weighted average price (in Dollars per share)				$ 15		$ 15	$ 15
VWAP price per share (in Dollars per share)					$ 0		$ 0
Settlement amount under forward purchase agreement					$ 0		$ 0
Asset fair value							132
Derivative change in fair value				$ 0		$ 23	339
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Maximum up to common stock shares (in Shares)			16,667
Seller purchased shares from third parties (in Shares)			3,333
Prepayment amount			$ 1,100
Initial price per recycled shares (in Dollars per share)			$ 340.8
Asset fair value		$ 494					$ 155
Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties (in Shares)	3,333
Termination obligation aggregate amount		132
Early termination reset price per share (in Dollars per share)	$ 39.6
Subsequent Event [Member] | Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties (in Shares)	3,333
Termination obligation aggregate amount	$ 132
Early termination reset price per share (in Dollars per share)	$ 39.6
Minimum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Asset fair value		494
Maximum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Asset fair value		$ 155